GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.5%
Dynamic(a) – 1.0%
626,306	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 5,674,332

Equity(a) – 22.9%
945,667	Goldman Sachs Large Cap Growth Insights Fund — Class R6	36,786,453
1,375,151	Goldman Sachs Large Cap Value Insights Fund — Class R6	34,777,561
1,675,517	Goldman Sachs International Equity Insights Fund — Class R6	30,896,536
1,176,849	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	12,945,346
228,614	Goldman Sachs Small Cap Equity Insights Fund — Class R6	7,125,890
437,780	Goldman Sachs Global Infrastructure Fund — Class R6	5,892,519
290,847	Goldman Sachs International Small Cap Insights Fund — Class R6	4,862,957
22,926	Goldman Sachs Energy Infrastructure Fund — Class R6	323,715

		133,610,977

Exchange Traded Funds – 22.8%
827,208	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	38,622,259
363,124	Goldman Sachs MarketBeta U.S. Equity ETF(a)	33,552,658
392,374	Goldman Sachs MarketBeta International Equity ETF(a)	26,122,181
187,808	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	10,430,856
63,491	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	8,271,607
149,586	Goldman Sachs ActiveBeta International Equity ETF(a)	6,149,480
39,972	iShares U.S. Real Estate ETF	3,880,482
10,517	iShares U.S. Technology ETF	2,059,860
49,119	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	2,000,617
10,039	Health Care Select Sector SPDR Fund	1,397,128
2,526	iShares MSCI Mexico ETF	172,298

		132,659,426

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 47.8%
21,004,050	Goldman Sachs Global Core Fixed Income Fund — Class R6	$240,286,331
1,851,518	Goldman Sachs Inflation Protected Securities Fund — Class R6	17,885,667
730,421	Goldman Sachs Emerging Markets Debt Fund — Class R6	7,413,772
733,912	Goldman Sachs High Yield Floating Rate Fund — Class R6	6,377,691
1,031,625	Goldman Sachs High Yield Fund — Class R6	5,911,212

		277,874,673

TOTAL UNDERLYING FUNDS – 94.5% (Cost $495,617,784)		$549,819,408

Shares	Dividend Rate	Value

Investment Company(a) – 1.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,761,162	4.042%	$ 10,761,162
(Cost $ 10,761,162)

TOTAL INVESTMENTS – 96.4% (Cost $ 506,378,946)		$560,580,570

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.6%		21,060,226

NET ASSETS – 100.0%		$581,640,796

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	2,460,000	USD	2,882,729	12/17/25	$18,518
	JPY	428,000,000	USD	2,916,508	12/17/25	1,134
	USD	58,782	NZD	100,000	12/17/25	628
	USD	422,238	SGD	540,000	12/17/25	1,164

TOTAL						$21,444

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	2,134,706	AUD	3,270,000	12/17/25	$(31,048)
	USD	5,841,431	CHF	4,630,000	12/17/25	(29,496)
	USD	611,291	DKK	3,890,000	12/17/25	(3,781)
	USD	10,792,121	EUR	9,210,000	12/17/25	(69,859)
	USD	4,550,856	GBP	3,385,000	12/17/25	(2,044)
	USD	595,541	HKD	4,630,000	12/17/25	(393)
	USD	202,429	ILS	680,000	12/17/25	(2,921)
	USD	6,853,394	JPY	1,006,000,000	12/17/25	(4,429)
	USD	474,579	MXN	9,000,000	12/17/25	(12,768)
	USD	183,465	NOK	1,850,000	12/17/25	(1,954)
	USD	957,655	SEK	9,000,000	12/17/25	(3,030)

TOTAL						$(161,723)

FUTURES CONTRACTS — At September 30, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	3	12/29/25	$366,512	$722
Euro Stoxx 50 Index	22	12/19/25	1,431,191	25,327
FTSE/JSE Top 40 Index	7	12/18/25	414,066	16,669
IFSC NIFTY 50 Index	9	10/28/25	445,707	(9,049)
Mini-MDAX Index	9	12/19/25	320,850	(2,559)
MSCI EAFE Index	11	12/19/25	1,531,915	(5,275)
S&P 500 E-Mini Index	95	12/19/25	32,009,063	423,246

TOTAL FUTURES CONTRACTS				$449,081

SWAP CONTRACTS — At September 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	3.829%	04/16/30	GBP 3,300	$(6,001)

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Portfolio(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	2.998%	06/20/30	$2,800	$(228,442)	$(129,297)	$(99,145)

(a)	Payments made annually.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a portfolio or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Portfolio(a)	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR	340	$(2,394)
SXDR Index	12MEURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR	770	(5,435)
SXDR Index	12MEURO+0.495	MS & Co. Int. PLC	02/03/26	EUR	338	(1,113)

TOTAL						$(8,942)

(a)	Payments made quarterly.
#	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	UBS AG (London)	3.450%	01/14/2026	8,400,000	$8,400,000	$42,487	$44,520	$(2,033)

Written option contracts
Calls
6M IRS	UBS AG (London)	3.050	01/14/2026	(8,400,000)	(8,400,000)	(14,554)	(21,210)	6,656

TOTAL				—	$—	$27,933	$23,310	$4,623

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	4,693	$63,355,500	$55,066	$51,288	$3,778

Puts
SPX Index	UBS AG (London)	6,457.280	10/31/2025	332	214,381,696	13,008	42,182	(29,174)

Total purchased option contracts				5,025	$277,737,196	$68,074	$93,470	$(25,396)

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(9,386)	(137,035,600)	(50,339)	(50,873)	534

Puts
TOPIX Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(68,448)	(16,955,445,734)	(4,489)	(45,422)	40,933
SPX Index	UBS AG (London)	5,811.550	10/31/2025	(332)	(192,943,460)	(2,323)	(10,025)	7,702

				(68,780)	$(17,148,389,194)	$(6,812)	$(55,447)	$48,635

Total written option contracts				(78,166)	$(17,285,424,794)	$(57,151)	$(106,320)	$49,169

TOTAL				(73,141)	$(17,007,687,598)	$10,923	$(12,850)	$23,773

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.480	12/17/2025	463,000	$463,000	$33	$7,065	$(7,032)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	495,000	495,000	29	8,425	(8,396)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	422,000	422,000	427	7,108	(6,681)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	448,000	448,000	392	8,819	(8,427)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,029,000	1,029,000	8,624	19,418	(10,794)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,469,000	1,469,000	20,321	25,157	(4,836)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	536,000	536,000	1	7,270	(7,269)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	568,000	568,000	4	8,002	(7,998)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	487,000	487,000	120	8,037	(7,917)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	513,000	513,000	171	7,933	(7,762)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,169,000	1,169,000	6,191	21,860	(15,669)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	1,685,000	1,685,000	20,687	25,256	(4,569)
Call EUR/Put GBP	MS & Co. Int. PLC	0.876	12/11/2025	550,000	550,000	6,222	9,144	(2,922)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	53,891,000	53,891,000	521	4,983	(4,462)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	54,276,000	54,276,000	156	5,334	(5,178)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	48,936,000	48,936,000	1,320	4,981	(3,661)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	48,949,000	48,949,000	654	5,855	(5,201)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	89,736,000	89,736,000	3,205	9,169	(5,964)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	135,170,000	135,170,000	10,923	12,296	(1,373)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	1,686,000	1,686,000	273	13,339	(13,066)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	1,721,000	1,721,000	36	15,532	(15,496)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	1,538,000	1,538,000	1,330	13,397	(12,067)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	1,554,000	1,554,000	472	15,390	(14,918)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	3,237,000	3,237,000	19,037	21,429	(2,392)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	4,720,000	4,720,000	34,942	30,793	4,149
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	572,000	572,000	199	10,128	(9,929)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	620,000	620,000	174	10,193	(10,019)

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CLP	MS & Co. Int. PLC	$1,166.190	03/18/2026	524,000	$524,000	$965	$10,037	$(9,072)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	565,000	565,000	939	10,310	(9,371)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,064,000	1,064,000	10,808	18,362	(7,554)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	1,496,000	1,496,000	22,955	25,835	(2,880)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	409,000	409,000	222	5,165	(4,943)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	387,000	387,000	27	5,302	(5,275)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	373,000	373,000	771	5,215	(4,444)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	351,000	351,000	238	5,195	(4,957)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	740,000	740,000	4,851	9,591	(4,740)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	1,144,000	1,144,000	12,395	11,806	589
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	258,000	258,000	1	4,648	(4,647)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	293,000	293,000	2	4,948	(4,946)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	237,000	237,000	29	4,689	(4,660)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	268,000	268,000	57	5,033	(4,976)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	586,000	586,000	2,759	8,867	(6,108)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	804,000	804,000	10,077	11,826	(1,749)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	169,000	169,000	—	2,552	(2,552)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	176,000	176,000	—	2,763	(2,763)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	155,000	155,000	24	2,557	(2,533)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	159,000	159,000	14	2,703	(2,689)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	508,000	508,000	1	7,214	(7,213)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	523,000	523,000	1	7,929	(7,928)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	469,000	469,000	16	7,316	(7,300)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	477,000	477,000	14	7,819	(7,805)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	684,000	684,000	3,206	10,281	(7,075)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	972,000	972,000	12,837	12,532	305

				470,231,000	$470,231,000	$219,673	$546,808	$(327,135)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	1,339,000	1,339,000	619	14,905	(14,286)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	1,475,000	1,475,000	279	16,715	(16,436)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	1,223,000	1,223,000	2,480	15,022	(12,542)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	1,330,000	1,330,000	1,744	16,562	(14,818)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,480,000	2,480,000	7,652	27,566	(19,914)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	3,635,000	3,635,000	32,026	36,725	(4,699)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	543,000	543,000	122	5,021	(4,899)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	589,000	589,000	39	5,207	(5,168)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	494,000	494,000	575	5,024	(4,449)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	526,000	526,000	313	5,142	(4,829)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,032,000	1,032,000	3,552	9,512	(5,960)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	1,486,000	1,486,000	11,624	12,606	(982)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	693,000	693,000	563	8,053	(7,490)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	753,000	753,000	244	8,535	(8,291)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	635,000	635,000	1,715	8,405	(6,690)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	674,000	674,000	1,070	8,523	(7,453)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,252,000	1,252,000	5,009	13,866	(8,857)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	1,885,000	1,885,000	15,295	18,300	(3,005)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	711,000	711,000	752	7,103	(6,351)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	787,000	787,000	421	8,062	(7,641)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	646,000	646,000	1,889	7,026	(5,137)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	705,000	705,000	1,357	7,660	(6,303)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,295,000	1,295,000	6,211	13,130	(6,919)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	1,938,000	1,938,000	17,608	16,881	727

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.540	12/17/2025	295,000	$295,000	$224	$2,486	$(2,262)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	324,000	324,000	105	2,604	(2,499)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	267,000	267,000	561	2,471	(1,910)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	289,000	289,000	363	2,568	(2,205)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	561,000	561,000	4,027	4,844	(817)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	821,000	821,000	6,968	6,089	879

				30,683,000	$30,683,000	$125,407	$316,613	$(191,206)

Total purchased option contracts			500,914,000		$500,914,000	$345,080	$863,421	$(518,341)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.905	12/11/2025	(550,000)	(550,000)	(1,227)	(2,990)	1,763

TOTAL				500,364,000	$500,364,000	$343,853	$860,431	$(516,578)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,650.000	10/01/2025	(4)	$(2,660,000)	$(16,360)	$(5,946)	$(10,414)
S&P 500 Index	6,785.000	10/01/2025	(5)	(3,392,500)	(38)	(1,778)	1,741
S&P 500 Index	6,735.000	10/03/2025	(5)	(3,367,500)	(3,700)	(2,822)	(878)
S&P 500 Index	6,760.000	10/06/2025	(5)	(3,380,000)	(2,650)	(3,152)	502
S&P 500 Index	6,750.000	10/08/2025	(4)	(2,700,000)	(5,520)	(5,263)	(257)
S&P 500 Index	6,875.000	10/15/2025	(3)	(2,062,500)	(1,320)	(3,100)	1,779
S&P 500 Index	6,950.000	10/22/2025	(3)	(2,085,000)	(1,215)	(2,690)	1,475

			(29)	$(19,647,500)	$(30,803)	$(24,751)	$(6,052)

Puts
S&P 500 Index	6,150.000	10/01/2025	(7)	(4,305,000)	(122)	(19,175)	19,053
S&P 500 Index	6,540.000	10/01/2025	(9)	(5,886,000)	(990)	(11,199)	10,209
S&P 500 Index	6,485.000	10/03/2025	(9)	(5,836,500)	(2,700)	(11,661)	8,961
S&P 500 Index	6,535.000	10/06/2025	(9)	(5,881,500)	(5,805)	(6,595)	790
S&P 500 Index	6,275.000	10/08/2025	(7)	(4,392,500)	(1,750)	(16,838)	15,088
S&P 500 Index	6,350.000	10/15/2025	(7)	(4,445,000)	(6,685)	(22,507)	15,822
S&P 500 Index	6,400.000	10/22/2025	(7)	(4,480,000)	(14,105)	(22,764)	8,659

			(55)	$(35,226,500)	$(32,157)	$(110,739)	$78,582

Total written option contracts			(84)	$(54,874,000)	$(62,960)	$(135,490)	$72,530

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	12/12/2025	55	$137,500	$28,188	$62,003	$(33,815)
3 Month SOFR	96.500	12/12/2025	89	222,500	6,119	137,994	(131,875)
3 Month SOFR	97.000	12/12/2025	65	162,500	1,219	9,877	(8,659)
3 Month SOFR	97.500	12/12/2025	134	335,000	838	161,111	(160,273)
3 Month SOFR	96.250	03/13/2026	51	127,500	39,206	63,868	(24,662)
3 Month SOFR	96.625	03/13/2026	62	155,000	18,600	92,369	(73,769)
3 Month SOFR	96.750	03/13/2026	32	80,000	7,000	52,074	(45,074)
3 Month SOFR	97.000	03/13/2026	96	240,000	12,000	41,337	(29,337)
3 Month SOFR	96.250	06/12/2026	46	115,000	59,512	65,404	(5,891)
3 Month SOFR	96.625	06/12/2026	59	147,500	40,194	93,062	(52,868)
3 Month SOFR	96.750	06/12/2026	33	82,500	18,150	51,226	(33,076)
3 Month SOFR	97.000	06/12/2026	36	90,000	12,600	23,921	(11,321)
3 Month SOFR	97.125	06/12/2026	41	102,500	11,531	21,093	(9,562)
3 Month SOFR	97.250	06/12/2026	54	135,000	12,150	25,756	(13,606)
3 Month SOFR	96.375	09/11/2026	46	115,000	65,550	66,232	(682)
3 Month SOFR	96.500	09/11/2026	84	210,000	101,325	92,565	8,760
3 Month SOFR	96.625	09/11/2026	56	140,000	56,700	93,230	(36,530)
3 Month SOFR	97.000	09/11/2026	51	127,500	29,962	39,625	(9,662)
3 Month SOFR	97.250	09/11/2026	42	105,000	16,800	27,382	(10,582)
3 Month SOFR	96.000	12/11/2026	73	182,500	174,744	147,056	27,688
3 Month SOFR	96.375	12/11/2026	44	110,000	71,775	68,302	3,473
3 Month SOFR	96.500	12/11/2026	142	355,000	201,462	192,278	9,184
3 Month SOFR	96.000	03/12/2027	71	177,500	177,056	149,239	27,817
3 Month SOFR	96.250	03/12/2027	48	120,000	95,400	96,094	(694)
3 Month SOFR	96.500	03/12/2027	80	200,000	123,500	105,157	18,343
3 Month SOFR	96.000	06/11/2027	63	157,500	159,469	135,573	23,895
3 Month SOFR	96.250	06/11/2027	48	120,000	98,100	98,494	(394)
3 Month SOFR	96.500	06/11/2027	79	197,500	126,400	108,780	17,620
3 Month SOFR	96.250	09/10/2027	49	122,500	101,369	99,321	2,048

TOTAL			1,829	$4,572,500	$1,866,919	$2,420,423	$(553,504)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 92.9%
Equity(a) – 55.5%
1,892,578	Goldman Sachs Large Cap Growth Insights Fund — Class R6	$ 73,621,284
2,889,948	Goldman Sachs Large Cap Value Insights Fund — Class R6	73,086,792
2,745,649	Goldman Sachs International Equity Insights Fund — Class R6	50,629,770
2,623,117	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	28,854,285
496,105	Goldman Sachs Global Infrastructure Fund — Class R6	6,677,564
193,060	Goldman Sachs Small Cap Equity Insights Fund — Class R6	6,017,684
270,281	Goldman Sachs International Small Cap Insights Fund — Class R6	4,519,102

		243,406,481

Exchange Traded Funds – 37.4%
770,521	Goldman Sachs MarketBeta U.S. Equity ETF(a)	71,196,140
528,829	Goldman Sachs MarketBeta International Equity ETF(a)	35,206,632
390,369	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	21,681,094
135,595	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	17,665,317
202,666	Goldman Sachs ActiveBeta International Equity ETF(a)	8,331,599
113,420	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	4,619,597

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
39,950	iShares U.S. Real Estate ETF	$ 3,878,346
6,536	iShares U.S. Technology ETF	1,280,141

		163,858,866

TOTAL UNDERLYING FUNDS – 92.9% (Cost $307,325,432)		$407,265,347

Shares	Dividend Rate	Value

Investment Company(a) – 3.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
14,250,094	4.042%	$ 14,250,094
(Cost $14,250,094)

TOTAL INVESTMENTS – 96.1% (Cost $321,575,526)		$421,515,441

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.9%		17,049,719

NET ASSETS – 100.0%		$438,565,160

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,830,000	USD	2,144,648	12/17/25	$13,597
	JPY	318,000,000	USD	2,166,938	12/17/25	843
	USD	17,635	NZD	30,000	12/17/25	189
	USD	148,565	SGD	190,000	12/17/25	409

TOTAL						$15,038

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	744,209	AUD	1,140,000	12/17/25	$(10,824)
	USD	3,196,804	CHF	2,530,000	12/17/25	(11,283)
	USD	213,716	DKK	1,360,000	12/17/25	(1,322)
	USD	3,773,141	EUR	3,220,000	12/17/25	(24,424)
	USD	1,593,136	GBP	1,185,000	12/17/25	(716)
	USD	208,375	HKD	1,620,000	12/17/25	(138)
	USD	71,446	ILS	240,000	12/17/25	(1,031)
	USD	2,398,007	JPY	352,000,000	12/17/25	(1,550)
	USD	64,461	NOK	650,000	12/17/25	(686)
	USD	335,179	SEK	3,150,000	12/17/25	(1,061)

TOTAL						$(53,035)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Euro Stoxx 50 Index	16	12/19/25	$1,040,866	$18,399
MSCI EAFE Index	10	12/19/25	1,392,650	(4,796)
S&P 500 E-Mini Index	147	12/19/25	49,529,813	639,720
S&P Toronto Stock Exchange 60 Index	29	12/18/25	7,388,259	153,140

TOTAL FUTURES CONTRACTS				$806,463

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.537	12/17/2025	1,132,000	$1,132,000	$65	$19,265	$(19,200)
Call CHF/Put NOK	MS & Co. Int. PLC	13.881	03/18/2026	559,000	559,000	2,831	9,780	(6,949)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	950,000	950,000	7,962	17,928	(9,966)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	1,861,000	1,861,000	25,744	31,870	(6,126)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,300,000	1,300,000	8	18,313	(18,305)
Call CHF/Put SEK	MS & Co. Int. PLC	12.805	03/18/2026	634,000	634,000	2,748	10,413	(7,665)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,079,000	1,079,000	5,715	20,177	(14,462)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	2,136,000	2,136,000	26,223	32,015	(5,792)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	124,238,000	124,238,000	356	12,210	(11,854)
Call JPY/Put KRW	MS & Co. Int. PLC	11.102	03/18/2026	59,627,000	59,627,000	633	5,300	(4,667)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	82,810,000	82,810,000	2,958	8,462	(5,504)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	171,282,000	171,282,000	13,842	15,582	(1,740)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,939,000	3,939,000	83	35,549	(35,466)
Call USD/Put CAD	MS & Co. Int. PLC	1.504	03/18/2026	1,808,000	1,808,000	640	14,873	(14,233)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	2,987,000	2,987,000	17,567	19,774	(2,207)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	5,980,000	5,980,000	44,270	39,014	5,256
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,420,000	1,420,000	399	23,345	(22,946)
Call USD/Put CLP	MS & Co. Int. PLC	1,066.790	03/18/2026	682,000	682,000	5,198	11,848	(6,650)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	982,000	982,000	9,975	16,947	(6,972)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	1,896,000	1,896,000	29,092	32,742	(3,650)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	886,000	886,000	62	12,138	(12,076)
Call USD/Put KRW	MS & Co. Int. PLC	1,559.160	03/18/2026	516,000	516,000	605	5,759	(5,154)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	683,000	683,000	4,477	8,852	(4,375)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	1,449,000	1,449,000	15,700	14,954	746
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	671,000	671,000	4	11,330	(11,326)
Call USD/Put MXN	MS & Co. Int. PLC	24.200	03/18/2026	335,000	335,000	182	5,555	(5,373)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	541,000	541,000	2,547	8,186	(5,639)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,019,000	1,019,000	12,772	14,988	(2,216)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	402,000	402,000	—	6,311	(6,311)
Call USD/Put NOK	MS & Co. Int. PLC	11.867	03/18/2026	219,000	219,000	187	3,263	(3,076)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	1,255,000	1,255,000	1	19,024	(19,023)
Call USD/Put SEK	MS & Co. Int. PLC	11.060	03/18/2026	652,000	652,000	419	10,150	(9,731)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	631,000	631,000	2,958	9,484	(6,526)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,232,000	1,232,000	16,271	15,884	387

				477,793,000	$477,793,000	$252,494	$541,285	$(288,791)

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts
Put AUD/Call JPY	MS & Co. Int. PLC	$83.680	12/17/2025	3,377,000	$3,377,000	$639	$38,269	$(37,630)
Put AUD/Call JPY	MS & Co. Int. PLC	82.400	03/18/2026	1,646,000	1,646,000	2,304	16,967	(14,663)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	2,289,000	2,289,000	7,063	25,443	(18,380)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	4,606,000	4,606,000	40,581	46,535	(5,954)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,349,000	1,349,000	90	11,927	(11,837)
Put AUD/Call USD	MS & Co. Int. PLC	0.585	03/18/2026	698,000	698,000	706	5,758	(5,052)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	953,000	953,000	3,280	8,784	(5,504)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	1,883,000	1,883,000	14,730	15,974	(1,244)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,724,000	1,724,000	559	19,540	(18,981)
Put CAD/Call JPY	MS & Co. Int. PLC	92.800	03/18/2026	817,000	817,000	1,127	8,670	(7,543)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	1,155,000	1,155,000	4,621	12,792	(8,171)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	2,389,000	2,389,000	19,384	23,192	(3,808)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,877,000	1,877,000	1,003	19,227	(18,224)
Put NZD/Call JPY	MS & Co. Int. PLC	75.830	03/18/2026	871,000	871,000	1,930	8,129	(6,199)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	1,195,000	1,195,000	5,731	12,116	(6,385)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	2,456,000	2,456,000	22,315	21,393	922
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	743,000	743,000	240	5,971	(5,731)
Put NZD/Call USD	MS & Co. Int. PLC	0.537	03/18/2026	382,000	382,000	882	2,902	(2,020)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	518,000	518,000	3,719	4,473	(754)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,041,000	1,041,000	8,835	7,721	1,114

				31,969,000	$31,969,000	$139,739	$315,783	$(176,044)

Total purchased option contracts				509,762,000	$509,762,000	$392,233	$857,068	$(464,835)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,650.000	10/01/2025	(4)	$(2,660,000)	$(16,360)	$(5,946)	$(10,414)
S&P 500 Index	6,785.000	10/01/2025	(5)	(3,392,500)	(37)	(1,778)	1,741
S&P 500 Index	6,735.000	10/03/2025	(5)	(3,367,500)	(3,700)	(2,822)	(878)
S&P 500 Index	6,760.000	10/06/2025	(5)	(3,380,000)	(2,650)	(3,152)	502
S&P 500 Index	6,750.000	10/08/2025	(4)	(2,700,000)	(5,520)	(5,263)	(257)
S&P 500 Index	6,875.000	10/15/2025	(4)	(2,750,000)	(1,760)	(4,133)	2,373
S&P 500 Index	6,950.000	10/22/2025	(4)	(2,780,000)	(1,620)	(3,587)	1,967

			(31)	$(21,030,000)	$(31,647)	$(26,681)	$(4,966)

Puts
S&P 500 Index	6,150.000	10/01/2025	(8)	(4,920,000)	(140)	(21,915)	21,775
S&P 500 Index	6,540.000	10/01/2025	(10)	(6,540,000)	(1,100)	(12,443)	11,343
S&P 500 Index	6,485.000	10/03/2025	(10)	(6,485,000)	(3,000)	(12,957)	9,957
S&P 500 Index	6,535.000	10/06/2025	(10)	(6,535,000)	(6,450)	(7,328)	878
S&P 500 Index	6,275.000	10/08/2025	(8)	(5,020,000)	(2,000)	(19,243)	17,243
S&P 500 Index	6,350.000	10/15/2025	(8)	(5,080,000)	(7,640)	(25,722)	18,082
S&P 500 Index	6,400.000	10/22/2025	(8)	(5,120,000)	(16,120)	(26,016)	9,896

			(62)	$(39,700,000)	$(36,450)	$(125,624)	$89,174

Total written option contracts			(93)	$(60,730,000)	$(68,097)	$(152,305)	$84,208

GOLDMAN SACHS DYNAMIC GLOBAL EQUITY FUND

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	12/12/2025	49	$122,500	$25,113	$55,239	$(30,126)
3 Month SOFR	96.500	12/12/2025	128	320,000	8,800	235,709	(226,909)
3 Month SOFR	97.000	12/12/2025	53	132,500	994	8,054	(7,060)
3 Month SOFR	97.500	12/12/2025	70	175,000	437	84,162	(83,725)
3 Month SOFR	96.250	03/13/2026	46	115,000	35,363	57,607	(22,244)
3 Month SOFR	96.625	03/13/2026	38	95,000	11,400	56,613	(45,213)
3 Month SOFR	96.750	03/13/2026	107	267,500	23,406	189,398	(165,992)
3 Month SOFR	97.000	03/13/2026	124	310,000	15,500	51,402	(35,902)
3 Month SOFR	96.250	06/12/2026	42	105,000	54,337	59,716	(5,379)
3 Month SOFR	96.625	06/12/2026	36	90,000	24,525	56,784	(32,259)
3 Month SOFR	96.750	06/12/2026	111	277,500	61,050	200,195	(139,145)
3 Month SOFR	97.000	06/12/2026	30	75,000	10,500	19,934	(9,434)
3 Month SOFR	97.125	06/12/2026	77	192,500	21,656	36,238	(14,582)
3 Month SOFR	97.250	06/12/2026	44	110,000	9,900	20,986	(11,086)
3 Month SOFR	96.375	09/11/2026	42	105,000	59,850	60,472	(622)
3 Month SOFR	96.500	09/11/2026	158	395,000	190,588	153,410	37,178
3 Month SOFR	96.625	09/11/2026	34	85,000	34,425	56,604	(22,179)
3 Month SOFR	97.000	09/11/2026	42	105,000	24,675	32,632	(7,957)
3 Month SOFR	97.250	09/11/2026	34	85,000	13,600	22,167	(8,567)
3 Month SOFR	96.000	12/11/2026	60	150,000	143,625	120,868	22,757
3 Month SOFR	96.375	12/11/2026	39	97,500	63,618	60,540	3,078
3 Month SOFR	96.500	12/11/2026	203	507,500	288,006	239,423	48,583
3 Month SOFR	96.000	03/12/2027	58	145,000	144,638	121,914	22,724
3 Month SOFR	96.250	03/12/2027	39	97,500	77,513	78,076	(563)
3 Month SOFR	96.500	03/12/2027	151	377,500	233,106	174,283	58,823
3 Month SOFR	96.000	06/11/2027	52	130,000	131,625	111,902	19,723
3 Month SOFR	96.250	06/11/2027	39	97,500	79,706	80,026	(320)
3 Month SOFR	96.500	06/11/2027	149	372,500	238,400	181,242	57,158
3 Month SOFR	96.250	09/10/2027	40	100,000	82,750	81,078	1,672

TOTAL			2,095	$5,237,500	$2,109,106	$2,706,674	$(597,568)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.9%
Dynamic(a) – 0.9%
1,019,811	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 9,239,489

Equity(a) – 33.4%
2,550,522	Goldman Sachs Large Cap Growth Insights Fund — Class R6	99,215,291
3,798,691	Goldman Sachs Large Cap Value Insights Fund — Class R6	96,068,904
4,591,543	Goldman Sachs International Equity Insights Fund — Class R6	84,668,051
3,151,823	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	34,670,052
350,545	Goldman Sachs Small Cap Equity Insights Fund — Class R6	10,926,485
742,631	Goldman Sachs Global Infrastructure Fund — Class R6	9,995,814
438,570	Goldman Sachs International Small Cap Insights Fund — Class R6	7,332,896
26,661	Goldman Sachs Energy Infrastructure Fund — Class R6	376,460

		343,253,953

Exchange Traded Funds – 28.8%
1,254,213	Goldman Sachs MarketBeta U.S. Equity ETF(a)	115,889,281
1,043,261	Goldman Sachs MarketBeta International Equity ETF(a)	69,454,788
223,124	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	29,068,595
477,908	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	26,543,010
440,706	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	20,576,519
395,959	Goldman Sachs ActiveBeta International Equity ETF(a)	16,277,875
69,277	iShares U.S. Real Estate ETF	6,725,411
130,954	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	5,333,757
16,184	iShares U.S. Technology ETF	3,169,798
17,067	Health Care Select Sector SPDR Fund	2,375,214
3,887	iShares MSCI Mexico ETF	265,132

		295,679,380

Shares	Description	Value

Underlying Funds – (continued)
Fixed Income(a) – 31.8%
21,668,574	Goldman Sachs Global Core Fixed Income Fund — Class R6	$ 247,888,490
3,100,870	Goldman Sachs Inflation Protected Securities Fund — Class R6	29,954,400
2,797,415	Goldman Sachs Emerging Markets Debt Fund — Class R6	28,393,762
1,146,670	Goldman Sachs High Yield Floating Rate Fund — Class R6	9,964,565
1,680,135	Goldman Sachs High Yield Fund — Class R6	9,627,171

		325,828,388

TOTAL UNDERLYING FUNDS – 94.9% (Cost $810,931,597)		$ 974,001,210

Shares	Dividend Rate	Value

Investment Company(a) – 1.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
18,646,746	4.042%	$ 18,646,746
(Cost $18,646,746)

TOTAL INVESTMENTS – 96.7% (Cost $ 829,578,343)		$ 992,647,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		33,474,267

NET ASSETS – 100.0%		$1,026,122,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	4,300,000	USD	5,039,093	12/17/25	$32,190
	JPY	749,000,000	USD	5,103,889	12/17/25	1,985
	USD	94,051	NZD	160,000	12/17/25	1,005
	USD	711,549	SGD	910,000	12/17/25	1,961

TOTAL						$37,141

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,564,371	AUD	5,460,000	12/17/25	$(51,842)
	USD	9,980,604	CHF	7,910,000	12/17/25	(49,424)
	USD	1,018,295	DKK	6,480,000	12/17/25	(6,299)
	USD	17,998,587	EUR	15,360,000	12/17/25	(116,508)
	USD	7,595,963	GBP	5,650,000	12/17/25	(3,411)
	USD	994,283	HKD	7,730,000	12/17/25	(657)
	USD	321,506	ILS	1,080,000	12/17/25	(4,639)
	USD	11,438,220	JPY	1,679,000,000	12/17/25	(7,391)
	USD	790,966	MXN	15,000,000	12/17/25	(21,280)
	USD	307,428	NOK	3,100,000	12/17/25	(3,274)
	USD	1,596,092	SEK	15,000,000	12/17/25	(5,051)

TOTAL						$(269,776)

FUTURES CONTRACTS — At September 30, 2025, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	6	12/29/25	$733,024	$1,444
Euro Stoxx 50 Index	38	12/19/25	2,472,058	43,804
FTSE/JSE Top 40 Index	9	12/18/25	532,370	21,432
IFSC NIFTY 50 Index	16	10/28/25	792,368	(16,088)
Mini-MDAX Index	16	12/19/25	570,401	(4,550)
MSCI EAFE Index	20	12/19/25	2,785,300	(9,591)
S&P 500 E-Mini Index	171	12/19/25	57,616,312	760,940

TOTAL FUTURES CONTRACTS				$797,391

SWAP CONTRACTS — At September 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	3.829%	04/16/30	GBP 5,500	$(10,001)

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Portfolio(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	2.998%	06/20/30	$ 4,700	$(383,456)	$(220,279)	$(163,177)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a portfolio or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Portfolio(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12MEURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR 590	$(4,149)
SXDR Index	12MEURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR 1,329	(9,387)
SXDR Index	12MEURO+0.495	MS & Co. Int. PLC	02/03/26	EUR 592	(1,947)

TOTAL					$(15,483)

(a)	Payments made quarterly.
#	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	UBS AG (London)	3.450%	01/14/2026	14,500,000	$14,500,000	$73,340	$76,850	$(3,510)

Written option contracts
Calls
6M IRS	UBS AG (London)	3.050	01/14/2026	(14,500,000)	(14,500,000)	(25,123)	(36,613)	11,490

TOTAL				—	$—	$48,217	$40,237	$7,980

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,073	$108,985,500	$94,726	$88,226	$6,500

Puts
SPX Index	UBS AG (London)	6,457.280	10/31/2025	580	374,522,240	22,725	73,691	(50,966)

Total purchased option contracts				8,653	$483,507,740	$117,451	$161,917	$(44,466)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
XLV Index	BofA Securities LLC	$146.000	06/18/2026	(16,146)	$(235,731,600)	$(86,593)	$(87,512)	$919

Puts
TOPIX Index	MS & Co. Int. PLC	2,477.128	12/19/2025	(118,645)	(29,389,885,156)	(7,781)	(78,733)	70,952
SPX Index	UBS AG (London)	5,811.550	10/31/2025	(580)	(337,069,900)	(4,059)	(17,513)	13,454

				(119,225)	$(29,726,955,056)	$(11,840)	$(96,246)	$84,406

Total written option contracts				(135,371)	$(29,962,686,656)	$(98,433)	$(183,758)	$85,325

TOTAL				(126,718)	$(29,479,178,916)	$19,018	$(21,841)	$40,859

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.480	12/17/2025	779,000	$779,000	$56	$11,888	$(11,832)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	826,000	826,000	47	14,057	(14,010)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	710,000	710,000	718	11,958	(11,240)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	748,000	748,000	654	14,724	(14,070)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,921,000	1,921,000	16,101	36,252	(20,151)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,691,000	2,691,000	37,225	46,084	(8,859)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	902,000	902,000	2	12,235	(12,233)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	949,000	949,000	6	13,369	(13,363)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	819,000	819,000	202	13,517	(13,315)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	856,000	856,000	285	13,237	(12,952)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	2,182,000	2,182,000	11,556	40,803	(29,247)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,088,000	3,088,000	37,911	46,284	(8,373)
Call EUR/Put GBP	MS & Co. Int. PLC	0.876	12/11/2025	950,000	950,000	10,746	15,793	(5,047)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	90,652,000	90,652,000	876	8,382	(7,506)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	90,652,000	90,652,000	260	8,909	(8,649)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	82,317,000	82,317,000	2,220	8,379	(6,159)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	81,755,000	81,755,000	1,092	9,779	(8,687)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	167,485,000	167,485,000	5,982	17,114	(11,132)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	247,647,000	247,647,000	20,013	22,528	(2,515)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	2,835,000	2,835,000	459	22,430	(21,971)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	2,874,000	2,874,000	60	25,938	(25,878)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,586,000	2,586,000	2,237	22,527	(20,290)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,596,000	2,596,000	789	25,711	(24,922)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	6,042,000	6,042,000	35,533	39,998	(4,465)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	8,647,000	8,647,000	64,014	56,413	7,601
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	962,000	962,000	335	17,033	(16,698)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,036,000	1,036,000	291	17,032	(16,741)

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CLP	MS & Co. Int. PLC	$1,166.190	03/18/2026	881,000	$881,000	$1,622	$16,876	$(15,254)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	944,000	944,000	1,569	17,226	(15,657)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,987,000	1,987,000	20,184	34,292	(14,108)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	2,742,000	2,742,000	42,073	47,352	(5,279)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	688,000	688,000	374	8,689	(8,315)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	646,000	646,000	45	8,850	(8,805)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	627,000	627,000	1,295	8,765	(7,470)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	586,000	586,000	397	8,673	(8,276)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,382,000	1,382,000	9,059	17,911	(8,852)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	2,095,000	2,095,000	22,699	21,620	1,079
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	434,000	434,000	1	7,818	(7,817)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	490,000	490,000	3	8,274	(8,271)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	398,000	398,000	49	7,874	(7,825)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	448,000	448,000	95	8,413	(8,318)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	1,094,000	1,094,000	5,151	16,553	(11,402)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,473,000	1,473,000	18,463	21,666	(3,203)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	284,000	284,000	1	4,288	(4,287)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	293,000	293,000	—	4,600	(4,600)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	261,000	261,000	40	4,307	(4,267)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	265,000	265,000	23	4,505	(4,482)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	855,000	855,000	1	12,141	(12,140)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	874,000	874,000	1	13,249	(13,248)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	789,000	789,000	27	12,308	(12,281)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	797,000	797,000	23	13,064	(13,041)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,276,000	1,276,000	5,981	19,178	(13,197)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,782,000	1,782,000	23,535	22,975	560

				829,898,000	$829,898,000	$402,381	$963,841	$(561,460)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,252,000	2,252,000	1,042	25,068	(24,026)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,464,000	2,464,000	466	27,923	(27,457)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,057,000	2,057,000	4,170	25,265	(21,095)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,222,000	2,222,000	2,914	27,671	(24,757)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,629,000	4,629,000	14,283	51,453	(37,170)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	6,660,000	6,660,000	58,678	67,287	(8,609)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	914,000	914,000	205	8,451	(8,246)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	984,000	984,000	66	8,700	(8,634)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	830,000	830,000	966	8,440	(7,474)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	878,000	878,000	522	8,583	(8,061)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,927,000	1,927,000	6,633	17,762	(11,129)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	2,723,000	2,723,000	21,301	23,100	(1,799)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,165,000	1,165,000	947	13,539	(12,592)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,258,000	1,258,000	408	14,258	(13,850)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,068,000	1,068,000	2,884	14,136	(11,252)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,126,000	1,126,000	1,787	14,238	(12,451)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,336,000	2,336,000	9,346	25,872	(16,526)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,454,000	3,454,000	28,025	33,531	(5,506)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,196,000	1,196,000	1,265	11,948	(10,683)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,315,000	1,315,000	703	13,470	(12,767)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,087,000	1,087,000	3,179	11,823	(8,644)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,177,000	1,177,000	2,266	12,790	(10,524)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,417,000	2,417,000	11,593	24,507	(12,914)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,551,000	3,551,000	32,264	30,931	1,333

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.540	12/17/2025	497,000	$497,000	$377	$4,189	$(3,812)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	542,000	542,000	175	4,356	(4,181)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	450,000	450,000	945	4,165	(3,220)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	483,000	483,000	606	4,292	(3,686)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	1,047,000	1,047,000	7,516	9,041	(1,525)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,505,000	1,505,000	12,773	11,162	1,611

				54,214,000	$54,214,000	$228,305	$557,951	$(329,646)

Total purchased option contracts				884,112,000	$884,112,000	$630,686	$1,521,792	$(891,106)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.905	12/11/2025	(950,000)	(950,000)	(2,119)	(5,163)	3,044

TOTAL				883,162,000	$883,162,000	$628,567	$1,516,629	$(888,062)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,650.000	10/01/2025	(6)	$(3,990,000)	$(24,540)	$(8,919)	$(15,621)
S&P 500 Index	6,785.000	10/01/2025	(8)	(5,428,000)	(60)	(2,845)	2,785
S&P 500 Index	6,735.000	10/03/2025	(8)	(5,388,000)	(5,920)	(4,516)	(1,404)
S&P 500 Index	6,760.000	10/06/2025	(8)	(5,408,000)	(4,240)	(5,044)	804
S&P 500 Index	6,750.000	10/08/2025	(6)	(4,050,000)	(8,280)	(7,894)	(386)
S&P 500 Index	6,875.000	10/15/2025	(6)	(4,125,000)	(2,640)	(6,199)	3,559
S&P 500 Index	6,950.000	10/22/2025	(6)	(4,170,000)	(2,430)	(5,380)	2,950

			(48)	$(32,559,000)	$(48,110)	$(40,797)	$(7,313)

Puts
S&P 500 Index	6,150.000	10/01/2025	(12)	(7,380,000)	(210)	(32,872)	32,662
S&P 500 Index	6,540.000	10/01/2025	(15)	(9,810,000)	(1,650)	(18,665)	17,015
S&P 500 Index	6,485.000	10/03/2025	(16)	(10,376,000)	(4,800)	(20,732)	15,932
S&P 500 Index	6,535.000	10/06/2025	(15)	(9,802,500)	(9,675)	(10,991)	1,316
S&P 500 Index	6,275.000	10/08/2025	(12)	(7,530,000)	(3,000)	(28,864)	25,864
S&P 500 Index	6,350.000	10/15/2025	(12)	(7,620,000)	(11,460)	(38,583)	27,123
S&P 500 Index	6,400.000	10/22/2025	(12)	(7,680,000)	(24,180)	(39,024)	14,844

			(94)	$(60,198,500)	$(54,975)	$(189,731)	$134,756

Total written option contracts			(142)	$(92,757,500)	$(103,085)	$(230,528)	$127,443

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	12/12/2025	119	$297,500	$60,988	$134,151	$(73,163)
3 Month SOFR	96.500	12/12/2025	123	307,500	8,456	188,398	(179,942)
3 Month SOFR	97.000	12/12/2025	86	215,000	1,613	13,069	(11,456)
3 Month SOFR	97.500	12/12/2025	382	955,000	2,388	330,799	(328,411)
3 Month SOFR	96.250	03/13/2026	112	280,000	86,100	140,260	(54,160)
3 Month SOFR	96.625	03/13/2026	92	230,000	27,600	137,063	(109,463)
3 Month SOFR	96.750	03/13/2026	37	92,500	8,094	60,211	(52,117)
3 Month SOFR	97.000	03/13/2026	147	367,500	18,375	64,634	(46,259)
3 Month SOFR	97.500	03/13/2026	140	350,000	7,875	45,774	(37,899)
3 Month SOFR	96.250	06/12/2026	101	252,500	130,669	143,604	(12,935)
3 Month SOFR	96.500	06/12/2026	158	395,000	134,300	164,235	(29,935)
3 Month SOFR	96.625	06/12/2026	87	217,500	59,269	137,227	(77,958)
3 Month SOFR	96.750	06/12/2026	38	95,000	20,900	58,988	(38,088)
3 Month SOFR	97.000	06/12/2026	88	220,000	30,800	58,472	(27,672)
3 Month SOFR	97.125	06/12/2026	74	185,000	20,813	38,070	(17,257)
3 Month SOFR	97.250	06/12/2026	72	180,000	16,200	34,341	(18,141)
3 Month SOFR	96.375	09/11/2026	101	252,500	143,925	145,422	(1,497)
3 Month SOFR	96.500	09/11/2026	311	777,500	375,144	348,710	26,434
3 Month SOFR	96.625	09/11/2026	83	207,500	84,038	138,180	(54,142)
3 Month SOFR	97.000	09/11/2026	123	307,500	72,262	95,566	(23,304)
3 Month SOFR	97.250	09/11/2026	56	140,000	22,400	36,510	(14,110)
3 Month SOFR	96.000	12/11/2026	177	442,500	423,694	356,559	67,135
3 Month SOFR	96.375	12/11/2026	96	240,000	156,600	149,023	7,577
3 Month SOFR	96.500	12/11/2026	393	982,500	557,569	503,608	53,961
3 Month SOFR	96.000	03/12/2027	172	430,000	428,925	361,537	67,388
3 Month SOFR	96.250	03/12/2027	63	157,500	125,212	126,123	(911)
3 Month SOFR	96.500	03/12/2027	315	787,500	486,281	411,905	74,376
3 Month SOFR	96.000	06/11/2027	153	382,500	387,281	329,250	58,031
3 Month SOFR	96.250	06/11/2027	63	157,500	128,756	129,273	(517)
3 Month SOFR	96.500	06/11/2027	142	355,000	227,200	195,528	31,672
3 Month SOFR	96.250	09/10/2027	64	160,000	132,400	129,725	2,675

TOTAL			4,168	$10,420,000	$4,386,127	$5,206,215	$(820,088)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
EURO	— Euro Offered Rate
MSCI	— Morgan Stanley Capital International
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description	Value

Underlying Funds – 94.3%
Dynamic(a) – 0.9%
1,053,803	Goldman Sachs Managed Futures Strategy Fund — Class R6	$ 9,547,455

Equity(a) – 43.6%
3,508,454	Goldman Sachs Large Cap Growth Insights Fund — Class R6	136,478,862
5,166,827	Goldman Sachs Large Cap Value Insights Fund — Class R6	130,669,068
6,246,418	Goldman Sachs International Equity Insights Fund — Class R6	115,183,941
4,219,883	Goldman Sachs Emerging Markets Equity Insights Fund — Class R6	46,418,709
521,357	Goldman Sachs Small Cap Equity Insights Fund — Class R6	16,250,695
633,783	Goldman Sachs International Small Cap Insights Fund — Class R6	10,596,849
642,631	Goldman Sachs Global Infrastructure Fund — Class R6	8,649,817
23,011	Goldman Sachs Energy Infrastructure Fund — Class R6	324,915

		464,572,856

Exchange Traded Funds – 44.4%
1,873,646	Goldman Sachs MarketBeta U.S. Equity ETF(a)	173,124,890
1,371,769	Goldman Sachs MarketBeta International Equity ETF(a)	91,325,110
1,018,798	Goldman Sachs Access Investment Grade Corporate Bond ETF(a)	47,567,577
329,019	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF(a)	42,864,595
938,909	Goldman Sachs Access U.S. Aggregate Bond ETF(a)	39,227,149
681,130	Goldman Sachs MarketBeta Emerging Markets Equity ETF(a)	37,829,960
557,981	Goldman Sachs ActiveBeta International Equity ETF(a)	22,938,599
197,259	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(a)	8,034,359
50,919	iShares U.S. Real Estate ETF	4,943,216

Shares	Description	Value

Underlying Funds – (continued)
Exchange Traded Funds – (continued)
16,996	iShares U.S. Technology ETF	$ 3,328,837
18,033	Health Care Select Sector SPDR Fund	2,509,653
2,712	iShares MSCI Mexico ETF	184,985

		473,878,930

Fixed Income(a) – 5.4%
3,662,137	Goldman Sachs Emerging Markets Debt Fund — Class R6	37,170,685
1,816,192	Goldman Sachs High Yield Fund — Class R6	10,406,780
1,173,268	Goldman Sachs High Yield Floating Rate Fund — Class R6	10,195,701

		57,773,166

TOTAL UNDERLYING FUNDS – 94.3% (Cost $773,419,893)		$1,005,772,407

Shares	Dividend Rate	Value

Investment Company(a) – 1.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
16,120,318	4.042%	$ 16,120,318
(Cost $ 16,120,318)

TOTAL INVESTMENTS – 95.8% (Cost $ 789,540,211)		$1,021,892,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%		44,788,474

NET ASSETS – 100.0%		$1,066,681,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2025, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	4,440,000	USD	5,203,356	12/17/25	$33,038
	JPY	774,000,000	USD	5,274,246	12/17/25	2,051
	USD	105,808	NZD	180,000	12/17/25	1,131
	USD	789,741	SGD	1,010,000	12/17/25	2,176

TOTAL						$38,396

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	USD	3,969,116	AUD	6,080,000	12/17/25	$(57,729)
	USD	10,723,343	CHF	8,500,000	12/17/25	(54,815)
	USD	1,136,153	DKK	7,230,000	12/17/25	(7,028)
	USD	20,060,925	EUR	17,120,000	12/17/25	(129,856)
	USD	8,463,113	GBP	6,295,000	12/17/25	(3,801)
	USD	1,108,760	HKD	8,620,000	12/17/25	(732)
	USD	369,136	ILS	1,240,000	12/17/25	(5,326)
	USD	12,746,223	JPY	1,871,000,000	12/17/25	(8,237)
	USD	837,105	MXN	15,875,000	12/17/25	(22,521)
	USD	342,138	NOK	3,450,000	12/17/25	(3,644)
	USD	1,779,643	SEK	16,725,000	12/17/25	(5,632)

TOTAL						$(299,321)

FUTURES CONTRACTS — At September 30, 2025, the Portfolio had the following futures contracts:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	6	12/29/25	$733,024	$1,443
Euro Stoxx 50 Index	39	12/19/25	2,537,112	44,959
FTSE/JSE Top 40 Index	8	12/18/25	473,218	19,051
IFSC NIFTY 50 Index	16	10/28/25	792,368	(16,088)
Mini-MDAX Index	16	12/19/25	570,401	(4,550)
MSCI EAFE Index	17	12/19/25	2,367,505	(8,152)
S&P 500 E-Mini Index	139	12/19/25	46,834,312	616,852

TOTAL FUTURES CONTRACTS				$653,515

SWAP CONTRACTS — At September 30, 2025, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio(a)	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

6M GBP	3.829%	04/16/30	GBP 5,600	$(10,183)

(a)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Portfolio(a)	Credit Spread at September 30, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 44	(5.000)%	2.998%	06/20/30	$4,780	$(389,983)	$(224,317)	$(165,666)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a portfolio or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER-THE-COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid/(Received) by the Portfolio(a)	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

SXDR Index	12M EURO+0.470%	JPMorgan Securities, Inc.	02/03/26	EUR 595	$(4,188)
SXDR Index	12M EURO+0.480	JPMorgan Securities, Inc.	02/03/26	EUR 1,378	(9,737)
SXDR Index	12M EURO+0.495	MS & Co. Int. PLC	02/03/26	EUR 612	(2,015)

TOTAL					$(15,940)

(a)	Payments made annually.
#	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	UBS AG (London)	3.450%	01/14/2026	15,000,000	$15,000,000	$75,869	$79,500	$(3,631)

Written option contracts
Calls
6M IRS	UBS AG (London)	3.050	01/14/2026	(15,000,000)	(15,000,000)	(25,989)	(37,875)	11,886

TOTAL				—	$—	$49,880	$41,625	$8,255

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
XLV Index	BofA Securities LLC	$135.000	06/18/2026	8,292	$111,942,000	$97,295	$90,620	$6,675

Puts
SPX Index	UBS AG (London)	6,457.280	10/31/2025	601	388,082,528	23,548	76,359	(52,811)

Total purchased option contracts				8,893	$500,024,528	$120,843	$166,979	$(46,136)

Written option contracts
Calls
XLV Index	BofA Securities LLC	146.000	06/18/2026	(16,584)	(242,126,400)	(88,942)	(89,886)	944

Puts
TOPIX	Index MS & Co. Int. PLC	2,477.128	12/19/2025	(122,947)	(30,455,545,622)	(8,064)	(81,587)	73,523
SPX Index	UBS AG (London)	5,811.550	10/31/2025	(601)	(349,274,155)	(4,205)	(18,147)	13,942

				(123,548)	$(30,804,819,777)	$(12,269)	$(99,734)	$87,465

Total written option contracts				(140,132)	$(31,046,946,177)	$(101,211)	$(189,620)	$88,409

TOTAL				(131,239)	$(30,546,921,649)	$19,632	$(22,641)	$42,273

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Call CHF/Put NOK	MS & Co. Int. PLC	$14.480	12/17/2025	826,000	$826,000	$59	$12,605	$(12,546)
Call CHF/Put NOK	MS & Co. Int. PLC	14.537	12/17/2025	885,000	885,000	51	15,061	(15,010)
Call CHF/Put NOK	MS & Co. Int. PLC	14.810	03/18/2026	753,000	753,000	761	12,683	(11,922)
Call CHF/Put NOK	MS & Co. Int. PLC	14.888	03/18/2026	801,000	801,000	700	15,767	(15,067)
Call CHF/Put NOK	MS & Co. Int. PLC	14.209	06/17/2026	1,732,000	1,732,000	14,517	32,685	(18,168)
Call CHF/Put NOK	MS & Co. Int. PLC	14.297	09/16/2026	2,986,000	2,986,000	41,306	51,136	(9,830)
Call CHF/Put SEK	MS & Co. Int. PLC	13.848	12/17/2025	957,000	957,000	2	12,981	(12,979)
Call CHF/Put SEK	MS & Co. Int. PLC	13.709	12/17/2025	1,016,000	1,016,000	6	14,312	(14,306)
Call CHF/Put SEK	MS & Co. Int. PLC	14.076	03/18/2026	868,000	868,000	214	14,325	(14,111)
Call CHF/Put SEK	MS & Co. Int. PLC	13.954	03/18/2026	917,000	917,000	305	14,180	(13,875)
Call CHF/Put SEK	MS & Co. Int. PLC	13.248	06/17/2026	1,967,000	1,967,000	10,418	36,783	(26,365)
Call CHF/Put SEK	MS & Co. Int. PLC	13.045	09/16/2026	3,426,000	3,426,000	42,061	51,350	(9,289)
Call EUR/Put GBP	MS & Co. Int. PLC	0.876	12/11/2025	980,000	980,000	11,086	16,292	(5,206)
Call JPY/Put KRW	MS & Co. Int. PLC	10.345	12/17/2025	96,129,000	96,129,000	929	8,888	(7,959)
Call JPY/Put KRW	MS & Co. Int. PLC	10.745	12/17/2025	97,080,000	97,080,000	278	9,541	(9,263)
Call JPY/Put KRW	MS & Co. Int. PLC	10.554	03/18/2026	87,290,000	87,290,000	2,354	8,885	(6,531)
Call JPY/Put KRW	MS & Co. Int. PLC	10.967	03/18/2026	87,552,000	87,552,000	1,169	10,472	(9,303)
Call JPY/Put KRW	MS & Co. Int. PLC	10.883	06/17/2026	150,977,000	150,977,000	5,392	15,427	(10,035)
Call JPY/Put KRW	MS & Co. Int. PLC	10.589	09/16/2026	274,790,000	274,790,000	22,207	24,998	(2,791)
Call USD/Put CAD	MS & Co. Int. PLC	1.467	12/17/2025	3,007,000	3,007,000	487	23,791	(23,304)
Call USD/Put CAD	MS & Co. Int. PLC	1.501	12/17/2025	3,078,000	3,078,000	65	27,779	(27,714)
Call USD/Put CAD	MS & Co. Int. PLC	1.474	03/18/2026	2,743,000	2,743,000	2,373	23,894	(21,521)
Call USD/Put CAD	MS & Co. Int. PLC	1.508	03/18/2026	2,780,000	2,780,000	845	27,533	(26,688)
Call USD/Put CAD	MS & Co. Int. PLC	1.425	06/17/2026	5,446,000	5,446,000	32,028	36,053	(4,025)
Call USD/Put CAD	MS & Co. Int. PLC	1.429	09/16/2026	9,594,000	9,594,000	71,024	62,591	8,433
Call USD/Put CLP	MS & Co. Int. PLC	1,140.380	12/17/2025	1,020,000	1,020,000	355	18,060	(17,705)
Call USD/Put CLP	MS & Co. Int. PLC	1,148.202	12/17/2025	1,109,000	1,109,000	312	18,232	(17,920)

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Calls (continued)
Call USD/Put CLP	MS & Co. Int. PLC	$1,166.190	03/18/2026	934,000	$934,000	$1,720	$17,891	$(16,171)
Call USD/Put CLP	MS & Co. Int. PLC	1,173.249	03/18/2026	1,011,000	1,011,000	1,680	18,449	(16,769)
Call USD/Put CLP	MS & Co. Int. PLC	1,093.270	06/17/2026	1,791,000	1,791,000	18,193	30,909	(12,716)
Call USD/Put CLP	MS & Co. Int. PLC	1,092.440	09/16/2026	3,042,000	3,042,000	46,676	52,532	(5,856)
Call USD/Put KRW	MS & Co. Int. PLC	1,512.770	12/17/2025	730,000	730,000	397	9,220	(8,823)
Call USD/Put KRW	MS & Co. Int. PLC	1,572.940	12/17/2025	692,000	692,000	48	9,480	(9,432)
Call USD/Put KRW	MS & Co. Int. PLC	1,526.850	03/18/2026	665,000	665,000	1,374	9,297	(7,923)
Call USD/Put KRW	MS & Co. Int. PLC	1,589.310	03/18/2026	627,000	627,000	425	9,280	(8,855)
Call USD/Put KRW	MS & Co. Int. PLC	1,493.850	06/17/2026	1,245,000	1,245,000	8,161	16,135	(7,974)
Call USD/Put KRW	MS & Co. Int. PLC	1,479.730	09/16/2026	2,325,000	2,325,000	25,191	23,994	1,197
Call USD/Put MXN	MS & Co. Int. PLC	25.433	12/17/2025	460,000	460,000	1	8,286	(8,285)
Call USD/Put MXN	MS & Co. Int. PLC	24.722	12/17/2025	525,000	525,000	3	8,865	(8,862)
Call USD/Put MXN	MS & Co. Int. PLC	26.302	03/18/2026	423,000	423,000	52	8,369	(8,317)
Call USD/Put MXN	MS & Co. Int. PLC	25.536	03/18/2026	479,000	479,000	102	8,995	(8,893)
Call USD/Put MXN	MS & Co. Int. PLC	22.541	06/17/2026	987,000	987,000	4,647	14,934	(10,287)
Call USD/Put MXN	MS & Co. Int. PLC	21.614	09/15/2026	1,634,000	1,634,000	20,481	24,035	(3,554)
Call USD/Put NOK	MS & Co. Int. PLC	12.519	12/17/2025	301,000	301,000	1	4,545	(4,544)
Call USD/Put NOK	MS & Co. Int. PLC	12.731	12/17/2025	314,000	314,000	—	4,930	(4,930)
Call USD/Put NOK	MS & Co. Int. PLC	12.700	03/18/2026	277,000	277,000	43	4,571	(4,528)
Call USD/Put NOK	MS & Co. Int. PLC	12.959	03/18/2026	284,000	284,000	25	4,828	(4,803)
Call USD/Put SEK	MS & Co. Int. PLC	12.086	12/17/2025	907,000	907,000	1	12,879	(12,878)
Call USD/Put SEK	MS & Co. Int. PLC	12.134	12/17/2025	936,000	936,000	1	14,189	(14,188)
Call USD/Put SEK	MS & Co. Int. PLC	12.199	03/18/2026	837,000	837,000	29	13,057	(13,028)
Call USD/Put SEK	MS & Co. Int. PLC	12.275	03/18/2026	853,000	853,000	25	13,982	(13,957)
Call USD/Put SEK	MS & Co. Int. PLC	10.537	06/17/2026	1,150,000	1,150,000	5,390	17,285	(11,895)
Call USD/Put SEK	MS & Co. Int. PLC	10.074	09/16/2026	1,977,000	1,977,000	26,110	25,489	621

				866,115,000	$866,115,000	$422,080	$1,002,730	$(580,650)

Puts
Put AUD/Call JPY	MS & Co. Int. PLC	86.440	12/17/2025	2,389,000	2,389,000	1,105	26,593	(25,488)
Put AUD/Call JPY	MS & Co. Int. PLC	83.680	12/17/2025	2,639,000	2,639,000	499	29,906	(29,407)
Put AUD/Call JPY	MS & Co. Int. PLC	84.720	03/18/2026	2,181,000	2,181,000	4,422	26,789	(22,367)
Put AUD/Call JPY	MS & Co. Int. PLC	82.000	03/18/2026	2,379,000	2,379,000	3,120	29,626	(26,506)
Put AUD/Call JPY	MS & Co. Int. PLC	81.740	06/17/2026	4,173,000	4,173,000	12,876	46,385	(33,509)
Put AUD/Call JPY	MS & Co. Int. PLC	86.090	09/16/2026	7,390,000	7,390,000	65,110	74,662	(9,552)
Put AUD/Call USD	MS & Co. Int. PLC	0.594	12/17/2025	969,000	969,000	217	8,959	(8,742)
Put AUD/Call USD	MS & Co. Int. PLC	0.577	12/17/2025	1,054,000	1,054,000	70	9,319	(9,249)
Put AUD/Call USD	MS & Co. Int. PLC	0.588	03/18/2026	881,000	881,000	1,025	8,959	(7,934)
Put AUD/Call USD	MS & Co. Int. PLC	0.571	03/18/2026	940,000	940,000	559	9,189	(8,630)
Put AUD/Call USD	MS & Co. Int. PLC	0.597	06/17/2026	1,737,000	1,737,000	5,979	16,011	(10,032)
Put AUD/Call USD	MS & Co. Int. PLC	0.613	09/16/2026	3,022,000	3,022,000	23,640	25,636	(1,996)
Put CAD/Call JPY	MS & Co. Int. PLC	97.660	12/17/2025	1,236,000	1,236,000	1,005	14,364	(13,359)
Put CAD/Call JPY	MS & Co. Int. PLC	95.080	12/17/2025	1,347,000	1,347,000	437	15,267	(14,830)
Put CAD/Call JPY	MS & Co. Int. PLC	96.150	03/18/2026	1,133,000	1,133,000	3,059	14,996	(11,937)
Put CAD/Call JPY	MS & Co. Int. PLC	93.500	03/18/2026	1,206,000	1,206,000	1,914	15,250	(13,336)
Put CAD/Call JPY	MS & Co. Int. PLC	94.010	06/17/2026	2,106,000	2,106,000	8,426	23,325	(14,899)
Put CAD/Call JPY	MS & Co. Int. PLC	95.680	09/16/2026	3,833,000	3,833,000	31,100	37,210	(6,110)
Put NZD/Call JPY	MS & Co. Int. PLC	78.700	12/17/2025	1,269,000	1,269,000	1,343	12,677	(11,334)
Put NZD/Call JPY	MS & Co. Int. PLC	76.630	12/17/2025	1,408,000	1,408,000	753	14,423	(13,670)
Put NZD/Call JPY	MS & Co. Int. PLC	77.160	03/18/2026	1,153,000	1,153,000	3,372	12,541	(9,169)
Put NZD/Call JPY	MS & Co. Int. PLC	75.130	03/18/2026	1,260,000	1,260,000	2,426	13,691	(11,265)
Put NZD/Call JPY	MS & Co. Int. PLC	75.890	06/17/2026	2,178,000	2,178,000	10,446	22,083	(11,637)
Put NZD/Call JPY	MS & Co. Int. PLC	77.260	09/16/2026	3,941,000	3,941,000	35,807	34,328	1,479

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY (continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts (continued)
Puts (continued)
Put NZD/Call USD	MS & Co. Int. PLC	$0.540	12/17/2025	527,000	$527,000	$400	$4,441	$(4,041)
Put NZD/Call USD	MS & Co. Int. PLC	0.527	12/17/2025	580,000	580,000	188	4,661	(4,473)
Put NZD/Call USD	MS & Co. Int. PLC	0.535	03/18/2026	477,000	477,000	1,002	4,415	(3,413)
Put NZD/Call USD	MS & Co. Int. PLC	0.522	03/18/2026	517,000	517,000	649	4,594	(3,945)
Put NZD/Call USD	MS & Co. Int. PLC	0.554	06/17/2026	944,000	944,000	6,777	8,152	(1,375)
Put NZD/Call USD	MS & Co. Int. PLC	0.550	09/16/2026	1,669,000	1,669,000	14,165	12,378	1,787

				56,538,000	$56,538,000	$241,891	$580,830	$(338,939)

Total purchased option contracts				922,653,000	$922,653,000	$663,971	$1,583,560	$(919,589)

Written option contracts
Calls
Call EUR/Put GBP	MS & Co. Int. PLC	0.905	12/11/2025	(980,000)	(980,000)	(2,186)	(5,327)	3,141

TOTAL				921,673,000	$921,673,000	$661,785	$1,578,233	$(916,448)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
S&P 500 Index	$6,650.000	10/01/2025	(8)	$(5,320,000)	$(32,720)	$(11,893)	$(20,827)
S&P 500 Index	6,785.000	10/01/2025	(10)	(6,785,000)	(75)	(3,556)	3,481
S&P 500 Index	6,735.000	10/03/2025	(10)	(6,735,000)	(7,400)	(5,645)	(1,755)
S&P 500 Index	6,760.000	10/06/2025	(10)	(6,760,000)	(5,300)	(6,305)	1,005
S&P 500 Index	6,750.000	10/08/2025	(8)	(5,400,000)	(11,040)	(10,525)	(515)
S&P 500 Index	6,875.000	10/15/2025	(8)	(5,500,000)	(3,520)	(8,265)	4,745
S&P 500 Index	6,950.000	10/22/2025	(8)	(5,560,000)	(3,240)	(7,173)	3,933

			(62)	$(42,060,000)	$(63,295)	$(53,362)	$(9,933)

Puts
S&P 500 Index	6,150.000	10/01/2025	(16)	(9,840,000)	(280)	(43,829)	43,549
S&P 500 Index	6,540.000	10/01/2025	(20)	(13,080,000)	(2,200)	(24,887)	22,687
S&P 500 Index	6,485.000	10/03/2025	(21)	(13,618,500)	(6,300)	(27,210)	20,910
S&P 500 Index	6,535.000	10/06/2025	(20)	(13,070,000)	(12,900)	(14,655)	1,755
S&P 500 Index	6,275.000	10/08/2025	(16)	(10,040,000)	(4,000)	(38,486)	34,486
S&P 500 Index	6,350.000	10/15/2025	(15)	(9,525,000)	(14,325)	(48,229)	33,904
S&P 500 Index	6,400.000	10/22/2025	(15)	(9,600,000)	(30,225)	(48,780)	18,555

			(123)	$(78,773,500)	$(70,230)	$(246,076)	$175,846

Total written option contracts			(185)	$(120,833,500)	$(133,525)	$(299,438)	$165,913

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3 Month SOFR	$96.125	12/12/2025	148	$370,000	$75,850	$166,843	$(90,993)
3 Month SOFR	96.500	12/12/2025	164	410,000	11,275	253,993	(242,718)
3 Month SOFR	97.000	12/12/2025	88	220,000	1,650	13,372	(11,722)
3 Month SOFR	97.500	12/12/2025	392	980,000	2,450	334,382	(331,932)
3 Month SOFR	96.250	03/13/2026	139	347,500	106,856	174,073	(67,217)
3 Month SOFR	96.625	03/13/2026	115	287,500	34,500	171,329	(136,829)
3 Month SOFR	96.750	03/13/2026	58	145,000	12,688	94,385	(81,697)
3 Month SOFR	97.000	03/13/2026	172	430,000	21,500	76,932	(55,432)
3 Month SOFR	97.500	03/13/2026	150	375,000	8,438	49,044	(40,606)
3 Month SOFR	96.250	06/12/2026	126	315,000	163,012	179,149	(16,137)
3 Month SOFR	96.500	06/12/2026	168	420,000	142,800	174,629	(31,829)
3 Month SOFR	96.625	06/12/2026	109	272,500	74,256	171,928	(97,672)
3 Month SOFR	96.750	06/12/2026	60	150,000	33,000	93,139	(60,139)
3 Month SOFR	97.000	06/12/2026	86	215,000	30,100	57,144	(27,044)
3 Month SOFR	97.125	06/12/2026	97	242,500	27,281	49,903	(22,622)
3 Month SOFR	97.250	06/12/2026	73	182,500	16,425	34,818	(18,393)
3 Month SOFR	96.375	09/11/2026	126	315,000	179,550	181,417	(1,867)
3 Month SOFR	96.500	09/11/2026	368	920,000	443,900	411,934	31,966
3 Month SOFR	96.625	09/11/2026	105	262,500	106,313	174,806	(68,493)
3 Month SOFR	97.000	09/11/2026	121	302,500	71,088	94,012	(22,924)
3 Month SOFR	97.250	09/11/2026	57	142,500	22,800	37,162	(14,362)
3 Month SOFR	96.000	12/11/2026	173	432,500	414,119	348,502	65,617
3 Month SOFR	96.375	12/11/2026	119	297,500	194,119	184,726	9,393
3 Month SOFR	96.500	12/11/2026	450	1,125,000	638,437	573,157	65,280
3 Month SOFR	96.000	03/12/2027	168	420,000	418,950	353,129	65,821
3 Month SOFR	96.250	03/12/2027	65	162,500	129,188	130,127	(939)
3 Month SOFR	96.500	03/12/2027	370	925,000	571,187	484,063	87,124
3 Month SOFR	96.000	06/11/2027	149	372,500	377,156	320,642	56,514
3 Month SOFR	96.250	06/11/2027	65	162,500	132,844	133,377	(533)
3 Month SOFR	96.500	06/11/2027	185	462,500	296,000	254,738	41,262
3 Month SOFR	96.250	09/10/2027	66	165,000	136,537	133,779	2,758

TOTAL			4,732	$11,830,000	$4,894,269	$5,910,634	$(1,016,365)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
SPDR	— Standard and Poor’s Depository Receipt

Abbreviations:
6M IRS	— 6 Month Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate